Hartford Healthcare HLS Fund Performance Management - Hartford Healthcare HLS Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PAST PERFORMANCE.
Performance Narrative [Text Block]	The performance information below provides some indication of the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at hartfordfunds.com. The returns for the Fund in the bar chart and table:●Assume reinvestment of all dividends and distributions●Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included.The bar chart:●Shows how the Fund’s total return has varied from year to year●Shows the returns of Class IA shares. Returns for Class IB shares differ only to the extent that the classes do not have the same expenses.
Performance Past Does Not Indicate Future [Text]	Keep in mind that past performance does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	 The performance information below provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The S&P 500 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
Bar Chart Narrative [Text Block]	The bar chart:●Shows how the Fund’s total return has varied from year to year●Shows the returns of Class IA shares. Returns for Class IB shares differ only to the extent that the classes do not have the same expenses.
Bar Chart Does Not Reflect Sales Loads [Text]	●Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included.
Bar Chart [Heading]	Total returns by calendar year
Bar Chart Closing [Text Block]	During the periods shown in the chart above:ReturnsQuarter EndedBest Quarter Return21.04%June 30, 2020Worst Quarter Return-15.60%December 31, 2018
Performance Table Heading	Average Annual Total Returns.
Performance Table Narrative	The table below shows returns for the Fund over time compared to those of two indices. The S&P Composite 1500 Health Care Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The S&P 500 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
Average Annual Return, Caption [Optional Text]	Average annual total returns for periods ending December 31, 2025
Performance Availability Website Address [Text]	hartfordfunds.com
IA
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter Return
Highest Quarterly Return	21.04%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter Return
Lowest Quarterly Return	(15.60%)
Lowest Quarterly Return, Date	Dec. 31, 2018